STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Ending Balance at Dec. 31, 2023	$ 0	$ 0	$ (5,000)	$ (5,000)
Ending Balance (in shares) at Dec. 31, 2023	1			1
Beginning Balance at Dec. 18, 2023	$ 0	0
Issuance of one share of Common Stock	$ 0	0
Number of stock issued	1			1
Net loss	$ 0	0	(5,000)	$ (5,000)
Ending Balance at Dec. 31, 2023	$ 0	0	(5,000)	$ (5,000)
Ending Balance (in shares) at Dec. 31, 2023	1			1
Open Market Subscription Agreement expense		(1,420,405)		$ (1,420,405)
Net loss			(1,420,405)	(1,420,405)
Ending Balance at Mar. 31, 2024		1,420,405	(1,425,405)	(5,000)
Ending Balance (in shares) at Mar. 31, 2024	1
Beginning Balance at Dec. 31, 2023	$ 0	0	(5,000)	$ (5,000)
Beginning Balance (in shares) at Dec. 31, 2023	1			1
Net loss				$ (2,134,199)
Ending Balance at Jun. 30, 2024		2,134,199	(2,139,199)	$ (5,000)
Ending Balance (in shares) at Jun. 30, 2024	1			1
Beginning Balance at Mar. 31, 2024		1,420,405	(1,425,405)	$ (5,000)
Beginning Balance (in shares) at Mar. 31, 2024	1
Open Market Subscription Agreement expense		(713,794)		(713,794)
Net loss			(713,794)	(713,794)
Ending Balance at Jun. 30, 2024		$ 2,134,199	$ (2,139,199)	$ (5,000)
Ending Balance (in shares) at Jun. 30, 2024	1			1